--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


T. ROWE PRICE




                      PERSONAL STRATEGY
                      BALANCED FUND
                     --------------
                      MAY 31, 2001
                     --------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                        Year
                                        Ended
                                      5/31/01     5/31/00     5/31/99     5/31/98     5/31/97
NET ASSET VALUE

Beginning of period                 $   16.20  $    16.20  $    15.88   $   14.07  $    12.68
Investment activities
   Net investment income (loss)          0.48        0.50        0.46        0.46*       0.42*
   Net realized and
   unrealized gain (loss)                0.25        0.39        0.81        2.15        1.69
   Total from investment activities      0.73        0.89        1.27        2.61        2.11

Distributions
   Net investment income                (0.49)      (0.49)      (0.46)      (0.45)      (0.40)
   Net realized gain                    (0.71)      (0.40)      (0.49)      (0.35)      (0.32)
   Total distributions                  (1.20)      (0.89)      (0.95)      (0.80)      (0.72)

NET ASSET VALUE
End of period                       $   15.73  $    16.20  $    16.20   $   15.88  $    14.07
                                    ---------------------------------------------------------

Ratios/Supplemental Data
Total return#                            4.60%       5.68%       8.37%      19.15%*     17.21%*
Ratio of total expenses to
average net assets                       1.02%       0.98%       1.00%       1.05%*      1.05%*
Ratio of net investment
income (loss) to average
net assets                               3.00%       3.05%       3.01%       3.09%*      3.20%*
Portfolio turnover rate                  61.5%       48.2%       34.3%       41.5%       54.0%
Net assets, end of period
(in thousands)                      $ 671,329   $ 611,856   $ 529,691   $ 328,356  $  205,883

# Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
                                                                    May 31, 2001


------------------------
PORTFOLIO OF INVESTMENTS                               Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands
COMMON STOCKS AND WARRANTS 60.3%

FINANCIAL 11.5%

Bank and Trust 4.6%
ABN AMRO Holding (EUR)                                   19,200     $      366
Allianz (EUR)                                             2,649            740
Allied Irish Banks (EUR)                                 31,900            351
Australia & New Zealand Banking Group (AUD)              34,500            267
Australia & New Zealand Banking Group ADR                 6,400            249
Banca Popolare di Milano (EUR)                           16,800             70
Banco Bradesco ADR(S)                                    72,880            369
Banco de Bilbao Vizcaya Argentaria ADR(S)                65,600            902
Banco Santiago ADR                                       26,200            633
Bank of America                                          62,200          3,685
Bank of New York                                         29,300          1,600
Bank One                                                 41,200          1,631
Bankgesellschaft Berlin (EUR)                            14,100            113
Bayerische Hypo-und Vereinsbank (EUR)                     8,606            413
BBVA Banco Frances ADR(S)                                20,604            556
BNP Paribas (EUR)                                         4,620            400
Charter One Financial                                     4,077            123
Chittenden                                               20,900            648
Citizens Banking                                         16,700            414
Commonwealth Bank of Australia (AUD)                     37,100            587
DBS Group Holdings (SGD)                                 36,028            289
Deutsche Bank (EUR)                                      12,590            966
Downey Financial                                         16,500            712
Fifth Third Bancorp                                      14,200            836
First Bell Bancorp                                          900             13
First Mariner Bancorp *                                   1,500             10
FleetBoston Financial                                     1,700             71
Frankfort First Bancorp                                   1,000             17
Glacier Bancorp                                           8,789            166
Intesa BCI (EUR)                                        231,045            858
J.P. Morgan Chase                                        26,750          1,315
KBC Bankerzekeringsholding (EUR)                          5,700            205
Marshall & Ilsley                                           200             10


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--------------------------------------------------------------------------------


                                                       Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands
Mellon Financial                                         76,000     $    3,482
Overseas Chinese Banking (SGD)                           49,750            300
Royal Bank of Scotland Group (GBP)                       51,607          1,185
Societe Generale (EUR)                                    3,249            193
Southwest Bancorp *(S)                                   10,800            340
State Street                                             22,200          1,220
Sumitomo Mitsui Bank (JPY)                               91,000            774
Svenska Handelsbanken (SEK)                              31,000            431
UniCredito Italiano (EUR)                               144,100            635
Valley National Bancorp                                  18,585            501
Wells Fargo                                              22,300          1,050
WestAmerica                                              15,500            592
Yasuda Trust & Banking (JPY) *                          377,000            311
                                                                    ----------
                                                                        30,599
                                                                    ----------
Insurance 3.0%
ACE                                                      32,700          1,267
Aegon (EUR)                                              11,152            296
American General                                         30,800          1,393
American International Group                             13,689          1,109
AMP (AUD)                                                25,500            262
Brown and Brown                                          18,000            736
Harleysville Group                                        6,300            161
Hartford Financial Services Group                        12,100            819
Horace Mann Educators                                     9,000            190
Istituto Nazionale delle Assicurazioni (EUR) *          106,560            264
Loews                                                     5,500            379
London Pacific Group ADR                                 13,700             79
Markel *(S)                                               1,600            313
Marsh & McLennan                                         13,400          1,406
PartnerRe Holdings                                       10,900            584
Progressive                                               5,200            681
Selective Insurance                                       4,000            100
St. Paul Companies                                       48,300          2,444
Sumitomo Marine & Fire Insurance (JPY)                   50,000            306
Swiss Re (CHF)                                              400            775
UnumProvident                                           104,000          3,371
W. R. Berkley                                             8,400            365
XL Capital (Class A)                                     40,100          3,188
                                                                    ----------
                                                                        20,488
                                                                    ----------

4
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--------------------------------------------------------------------------------


                                                       Shares/Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands
Financial Services 3.9%
American Express                                         69,300    $     2,919
Assurances Generales de France (EUR)                      3,120            177
AXA (EUR)                                                12,552            356
Banacci (MXN)                                           660,800          1,699
Capital One Financial                                     9,400            612
Charles Schwab                                           15,850            298
Citigroup                                                84,077          4,309
Credit Lyonnais (EUR)                                     5,421            186
Delta Financial *                                         1,400              0
Fannie Mae                                               60,500          4,988
Financial Federal *(S)                                    3,300             85
Franklin Resources                                        5,500            245
Freddie Mac                                              55,800          3,694
GIMV (EUR)                                                4,000            144
Goldman Sachs Group                                       3,900            371
HSBC Holdings (GBP)                                     165,032          2,055
ING Groep (EUR)                                          14,153            921
ITLA Capital *                                            5,800             98
Merrill Lynch                                             3,200            208
Morgan Stanley Dean Witter                               13,000            845
Pearson (GBP)                                            13,379            248
Providian Financial                                      20,700          1,175
Prudential (GBP)                                         40,769            462
                                                                    ----------
                                                                        26,095
                                                                    ----------
Total Financial                                                         77,182
                                                                    ----------
UTILITIES 3.9%

Telephone 2.1%
AT&T                                                     50,624          1,072
BellSouth                                                23,400            965
KPN (EUR)                                                12,824            120
Portugal Telecom (EUR)                                    9,200             73
Rural Cellular (Class A) *                                1,300             52
SBC Communications                                       46,000          1,980
Sprint                                                   71,500          1,452
Sprint PCS *(S)                                          42,900            944


5
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Swisscom (CHF)                                              789     $      192
Tele Danmark (DKK)                                        1,500             63
Telebras ADR                                              9,400            461
Telecom Corp. of New Zealand ADR                          9,100            163
Telecom Corp. of New Zealand (NZD)                       34,000             76
Telecom Italia (EUR)                                     69,375            662
Telecom Italia Mobile (EUR)                             132,200            771
Telefonica ADR                                           17,573            780
Telefonos de Mexico (Telmex) (Class L) ADR               32,200          1,111
Telekom Malaysia (MYR)                                      100              0
Vodafone Group (GBP)                                     12,510             32
Vodafone Group ADR (S)                                  129,350          3,349
Western Wireless *                                        3,400            135
                                                                    ----------
                                                                        14,453
                                                                    ----------
Electric Utilities 1.6%
Cleco                                                    36,900            858
Duke Energy                                               4,700            215
E.On (EUR)                                               14,276            710
Electrobras ADR (S)                                      46,100            248
Empresa Nacional de Electricidad Chile ADR               41,957            509
Exelon                                                   36,050          2,445
FirstEnergy                                              33,517          1,027
GPU                                                       8,200            275
Hong Kong Electric Holdings (HKD)                        71,000            246
Iberdrola (EUR)                                          56,000            725
Powergen (GBP)                                           44,884            461
Scottish & Southern Energy (GBP)                         56,741            513
Sony (JPY)                                               13,000          1,003
TXU                                                      25,200          1,243
Unisource Energy                                          3,000             75
                                                                    ----------
                                                                        10,553
                                                                    ----------
Water Utilities 0.2%
Suez (EUR)                                               41,345          1,259
                                                                         1,259
                                                                    ----------
Total Utilities                                                         26,265
                                                                    ----------

6
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
CONSUMER NONDURABLES 11.9%
Cosmetics 0.6%
Chattem *(S)                                              6,400     $       63
Gillette                                                 38,500          1,114
International Flavors & Fragrances                       77,600          2,037
Kao (JPY)                                                18,000            469
L'Oreal (EUR)                                             9,333            604
                                                                    ----------
                                                                         4,287
                                                                    ----------
Beverages 0.8%
Allied Domecq (GBP)                                      48,266            298
Anheuser-Busch                                           44,600          1,962
Coca-Cola                                                23,800          1,128
Diageo ADR                                                7,675            336
Femsa UBD Units (Represents 1 Series B and
   4 Series D shares) (MXN)                             108,500            468
PepsiCo                                                  30,700          1,374
                                                                    ----------
                                                                         5,566
                                                                    ----------
Food Processing 1.3%
American Italian Pasta *(S)                               6,300            251
Campbell                                                 45,600          1,347
Carrefour (EUR)                                           7,401            404
Danisco (DKK)                                             1,000             35
Eridania Beghin-Say (EUR)                                 1,576            142
G.I.B. Group (EUR)                                        5,300            201
General Mills                                            48,820          2,068
International Multifoods                                 17,200            331
Nestle (CHF)                                                451            932
Ralston Purina                                           54,400          1,686
Sara Lee                                                 21,700            409
Seneca Foods (Class A) *                                  3,000             40
Seneca Foods (Class B) *                                    100              1
Unilever                                                 10,178            566
                                                                    ----------
                                                                         8,413
                                                                    ----------
Hospital Supplies/Hospital Management 1.1%
Abbott Laboratories                                      13,700            712
Airgas *                                                 16,500            170


7
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Baxter                                                   36,600      $   1,807
Cephalon (S)                                              5,924            359
Fresenius (EUR)(S)                                          648             97
HCA-Healthcare                                           10,400            419
Hooper Holmes (S)                                        18,800            186
Lincare *                                                 9,500            552
Medtronic                                                 4,600            198
Mentor                                                   16,300            431
Molecular Devices *(S)                                      900             20
Pall                                                     74,300          1,716
Renal Care Group *(S)                                     7,400            211
Steris *                                                  7,900            137
Terumo (JPY)                                             20,000            373
                                                                    ----------
                                                                         7,388
                                                                    ----------
Pharmaceuticals 4.4%
Allergan                                                 10,800            969
American Home Products                                  119,060          7,537
Amgen *                                                   9,500            631
Arena Pharmaceuticals *(S)                                1,100             28
AstraZeneca Group (GBP)                                  16,093            759
AtheroGenics *(S)                                           100              1
Aurora Biosciences *                                      2,800             75
Chugai Pharmaceutical (JPY)                              11,000            177
Forest Laboratories *                                     3,200            237
Genentech *                                               9,600            480
GlaxoSmithKline (GBP)                                    39,080          1,060
GlaxoSmithKline ADR                                      22,400          1,225
IDEC Pharmaceuticals *(S)                                 7,100            437
Incyte Genomics *(S)                                      1,400             30
Johnson & Johnson                                        18,200          1,764
King Pharmaceuticals *                                    3,700            187
MedImmune *                                              19,200            765
Merck                                                     7,400            540
Novartis (CHF)                                           64,880          2,464
Noven Pharmaceuticals *                                   2,100             65
Novo Nordisk (DKK)                                        1,000             40
NPS Pharmaceuticals *(S)                                  3,700            118
OSI Pharmaceuticals *                                       400             18


8
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Pfizer                                                  118,610     $    5,087
Pharmacia                                                34,255          1,663
Regeneron Pharmaceuticals *                               1,600             51
Schering-Plough                                          41,700          1,749
Shire Pharmaceuticals Group (GBP) *                      18,536            304
Syngenta (CHF) *                                            691             34
Takeda Chemical Industries (JPY)                         14,000            712
Triangle Pharmaceuticals *                               11,400             52
Trimeris *(S)                                             1,400             65
                                                                    ----------
                                                                        29,324
                                                                    ----------
Biotechnology 0.2%
Abgenix *                                                 1,600             64
Alkermes (S)                                              4,800            145
COR Therapeutics *(S)                                     4,200            146
Cubist Pharmaceuticals *(S)                               1,700             47
CV Therapeutics *(S)                                        400             19
Deltagen *                                                2,000             22
EDEN Bioscience *(S)                                      1,100             21
Edwards Lifesciences *                                    8,300            192
Genaissance Pharmaceuticals *(S)                            300              4
Gilead Sciences *(S)                                      1,400             73
Inhale Therapeutic Systems *(S)                           9,800            275
Neose Technologies *(S)                                     400             12
Neurocrine Biosciences *                                  3,900            142
Serologicals *                                            6,700            153
ViroPharma *(S)                                           2,700             78
                                                                    ----------
                                                                         1,393
                                                                    ----------
Health Care Services 0.6%
AmeriPath *                                              10,800            276
Boron LePore & Associates *                               1,600             22
Bruker Daltonics *(S)                                       200              4
CIGNA                                                     5,100            482
Laboratory Corp. of America                               1,900            266
Orthodontic Centers of America *(S)                       4,200            129
Packard BioScience *                                      3,300             21
UnitedHealth Group                                       31,500          1,811
Wellpoint Health Networks *                               8,700            755
Wilson Greatbatch Technologies *                          7,200            216
                                                                    ----------
                                                                         3,982
                                                                    ----------


9
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Miscellaneous Consumer Products 2.9%
Bridgestone (JPY)                                        11,000     $      117
Coach *                                                     800             28
Colgate-Palmolive                                        40,500          2,294
Cone Mills *                                              8,600             12
Culp                                                      6,000             21
Dan River *                                              14,500             43
Electrolux (Class B) (SEK)                                8,100            119
Energizer *                                              19,466            449
Harcourt General                                         33,600          1,949
J. Sainsbury (GBP)                                      139,450            859
Lion Nathan (AUD)                                       166,400            353
Mattel                                                   99,100          1,764
Newell Rubbermaid                                        32,400            819
Nintendo (JPY)                                            1,900            368
Philip Morris                                           113,350          5,827
Philips Electronics ADR                                  16,417            455
Pioneer Electronic (JPY)                                 29,000            873
Polymer Group(S)                                          5,700             17
QuikSilver *(S)                                           5,700            142
Reebok International *(S)                                 3,800            110
Sola *                                                   20,400            289
Stride Rite                                              23,600            191
Unifi *                                                  14,200            111
UST                                                      59,000          1,720
Wacoal (JPY)                                             28,000            273
Yue Yuen Industrial (HKD)                               177,000            315
                                                                    ----------
                                                                        19,518
                                                                    ----------
Total Consumer Nondurables                                              79,871
                                                                    ----------

CONSUMER SERVICES             6.1%

General Merchandisers 0.6%
Bon-Ton Stores *                                         17,300             52
Casey's General Stores                                   27,700            298
Columbia Sportswear *                                     5,400            379
Neiman Marcus *                                          11,200            372
Target                                                   20,000            756
Tesco (GBP)                                              81,949            289


10
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Wal-Mart                                                 24,400     $    1,263
Wal-Mart de Mexico (MXN)                                190,600            507
                                                                    ----------
                                                                         3,916
                                                                    ----------
Specialty Merchandisers 1.9%
Adidas-Salomon (EUR)                                      1,739            103
Albertson's                                              58,000          1,665
Christian Dior (EUR)                                      8,386            331
CVS                                                      17,270            948
Home Depot                                               22,750          1,121
Kroger *                                                 41,600          1,038
Netegrity *(S)                                            3,200            108
Nordstrom(S)                                             61,000          1,130
O' Charley's *                                           19,800            346
Omron (JPY)                                               9,000            160
Safeway *                                                28,100          1,423
Toys "R" Us *                                            93,400          2,587
Tupperware                                               63,400          1,449
Urban Outfitters *                                        7,000            111
Wild Oats Markets *(S)                                    5,200             43
                                                                    ----------
                                                                        12,563
                                                                    ----------
Entertainment and Leisure 0.8%
Disney                                                   94,500          2,988
Houghton Mifflin(S)                                       7,300            398
Hutchison Whampoa (HKD)                                 139,500          1,516
MGM Grand *(S)                                           10,000            314
Papa John's International *(S)                            3,600             92
Sonic *(S)                                                5,100            128
                                                                    ----------
                                                                         5,436
                                                                    ----------
Media and Communications 2.6%
America Movil ADR (Series L)                             34,200            697
American Tower Systems (Class A) *(S)                     1,200             30
AOL Time Warner *                                        56,000          2,925
Asatsu (JPY)                                              5,000            117
AT&T Liberty Media (Class A) *                           31,300            527
Citadel Communications *                                  9,900            252
Classic Communications (Class A) *                        4,100              2
Clear Channel Communications *                           22,273          1,358
Comcast (Class A Special) *                              16,800            689
Crown Castle International                               13,900            231


11
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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Elsevier (EUR)                                           12,991     $      159
Emmis Broadcasting (Class  A)                             9,400            291
Entercom Communications(S)                                3,700            181
Fox Entertainment Group (Class A) *                      13,600            355
McGraw-Hill                                               9,200            590
Mediaset (EUR)                                           31,400            295
News Corporation ADR                                      9,400            336
Pegasus Communications(S)                                 3,500             75
Publishing & Broadcasting (AUD)                          53,600            249
R.R. Donnelley                                          134,600          4,078
Sinclair Broadcast Group (Class A)(S)                    20,200            181
THOMSON Multimedia (EUR) *                                2,757            108
TMP Worldwide *(S)                                       11,700            682
Viacom (Class B) *                                       43,143          2,487
Young Broadcasting (Class A) *                            6,600            253
                                                                    ----------
                                                                        17,148
                                                                    ----------
Restaurants 0.1%
Applebee's                                                4,900            195
BUCA *                                                   11,200            244
PJ America *                                              3,700             29
Ruby Tuesday                                             15,800            269
Uno Restaurant *                                          5,300             50
                                                                    ----------
                                                                           787
                                                                    ----------
Printing and Publishing 0.1%
Reed International (GBP)                                107,951            935
                                                                    ----------
                                                                           935
                                                                    ----------
Total Consumer Services                                                 40,785
                                                                    ----------

EDUCATION 0.0%

Education 0.0%
ITT Educational Services *(S)                               600             22
Societe BIC (EUR)                                         3,446            122
                                                                    ----------
Total Education                                                            144
                                                                    ----------

CONSUMER CYCLICALS 2.9%

Automobiles and Related 0.4%
A.O. Smith (Class B)                                     17,100            288
Cycle & Carriage (SGD)                                   22,000             37


12
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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

DaimlerChrysler (EUR)                                     5,621     $      257
Fiat (EUR)                                                4,300             98
Honda Motor (JPY)                                         6,000            252
Honda Motor ADR                                           1,600            134
Isuzu Motors (JPY) *                                     63,000            143
Keystone Automotive *                                     8,700             88
Littelfuse *(S)                                          15,800            443
NSK (JPY)                                                39,000            199
PSA Peugeot Citroen (EUR)                                   475            131
Renault (EUR)                                             2,319            108
Strattec Security *                                       2,700             92
Volkswagen (EUR)                                         12,163            592
Volvo (SEK)                                               3,400             54
                                                                    ----------
                                                                         2,916
                                                                    ----------
Building and Real Estate 1.9%
Accor (EUR)                                               2,894            118
Apartment Investment & Management, REIT                   3,400            156
Arden Realty, REIT                                       11,300            278
CapitaLand (SGD)                                         46,000             57
Cemex Participating Certificates (Represents
     2 Series A and 1 Series B shares) (MXN)            104,170            550
Cheung Kong Holdings (HKD)                               84,000            918
City Developments (SGD)                                  15,000             55
EastGroup Properties, REIT                               13,900            302
Federal Realty Investment Trust, REIT                    80,500          1,678
Gables Residential Trust, REIT                           10,800            305
Glenborough Realty Trust, REIT                           12,100            224
JP Realty, REIT                                          14,600            312
Lasalle Hotel Properties                                  9,100            155
Parkway Properties, REIT                                 12,400            386
Reckson Associates Realty (Class B), REIT(S)              4,634            107
Reckson Associates Realty, REIT(S)                       81,800          1,775
RMC (GBP)                                                36,977            378
Simco (EUR)                                               1,415             93
Simon Property Group, REIT                               64,172          1,740
Singapore Land (SGD)                                     36,000             69
Starwood Hotels & Resorts Worldwide                      61,300          2,319
Washington, REIT                                          9,600            223


13
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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Westfield Trust (AUD)                                   205,900     $      329
Woodhead Industries                                      11,800            200
                                                                    ----------
                                                                        12,727
                                                                    ----------
Miscellaneous Consumer Durables 0.6%
CompX                                                     7,100             88
Eastman Kodak                                            54,400          2,575
Harman International                                     21,400            759
Intranet Solutions *(S)                                   4,700            170
                                                                    ----------
                                                                         3,592
                                                                    ----------
Total Consumer Cyclicals                                                19,235
                                                                    ----------

TECHNOLOGY 4.1%

Electronic Components 1.0%
Altera *                                                 17,700            425
American Superconductor *(S)                              2,900             75
Analog Devices *                                         20,700            922
Analogic                                                  6,800            314
Artesyn Technologies *                                   11,700            160
ASM Lithography Holdings (EUR) *                          4,520            104
ATMI *(S)                                                 8,900            233
Benchmark Electronics *(S)                                7,000            161
Brocade Communications Systems *                          5,100            199
EMC *                                                    20,500            648
Epcos (EUR)                                               2,670            164
Exar *                                                    5,800            134
Intel                                                    14,200            383
Jabil Circuit *(S)                                        6,800            200
Kyocera (JPY)                                             3,400            317
LSI Logic *                                               1,600             29
Maxim Integrated Products *                              11,100            566
McDATA *                                                  4,373            111
Methode Electronics (Class A)                            12,500             93
MKS Instruments *                                         9,500            254
QLogic *                                                  1,800             92
QuickLogic *                                              9,000             46
Sez Holding (CHF)                                           157             92
SIPEX *(S)                                                6,200             68

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Texas Instruments                                         6,800     $      232
Xilinx *                                                 12,800            528
                                                                    ----------
                                                                         6,550
                                                                    ----------
Electronic Systems 0.7%
Applied Materials *                                      13,100            654
Applied Micro Circuits *                                 11,800            213
Armor Holdings *                                         23,100            291
Black Box *(S)                                            7,100            412
Dell Computer *                                          17,700            432
Flextronics International *                              46,300          1,168
KLA-Tencor *                                              6,400            330
Lifeline Systems *                                        6,200            115
Lo-Jack *                                                 8,900             51
Waters Corporation *                                     22,300          1,108
                                                                    ----------
                                                                         4,774
                                                                    ----------
Information Processing 0.2%
F. Y. I. *                                                9,600            411
Hitachi (JPY)                                            27,000            278
Hitachi ADR                                               4,000            419
IBM                                                         400             45
                                                                    ----------
                                                                         1,153
                                                                    ----------
Office Automation 0.0%
Technitrol                                               10,900            273
                                                                    ----------
                                                                           273
                                                                    ----------
Specialized Computer 0.1%
Activision *                                              2,700             92
Sun Microsystems *                                        7,000            115
Symbol Technologies                                       8,600            221
Virata *                                                  1,200             12
                                                                    ----------
                                                                           440
                                                                    ----------
Telecommunications 1.9%
AirGate PCS *                                             1,700             74
Airnet Communications *(S)                                1,600              4
Alcatel (EUR)                                            24,441            619
Avaya *                                                   2,083             34
China Mobile (Hong Kong) ADR *(S)                         9,500            231
CIENA *                                                   9,800            530
Cisco Systems *                                          68,600          1,322

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Colt Telecom Group (GBP) *                               10,252     $      107
Corning                                                  60,400          1,143
Deutsche Telekom (EUR)                                   39,084            813
Ditech Communications *                                   2,400             19
Draka Holdings (EUR)                                      2,376            130
eircom (EUR)                                             26,400             26
France Telecom (EUR)                                      6,100            335
France Telecom ADR                                        4,700            261
Harmonic *(S)                                             7,100             61
JDS Uniphase *                                           14,480            242
Kingston Commerce Hull (GBP)                             84,407            146
KPNQwest (EUR) *                                          3,143             35
LM Ericsson (Class B) ADR                                96,500            617
Lucent Technologies                                      66,000            520
Nokia ADR                                                86,600          2,532
NTT DoCoMo (JPY)                                             48            921
Pacific Century CyberWorks ADR(S)                         8,001             27
PECO II *                                                 3,800             42
QUALCOMM *                                                8,300            504
Singapore Telecommunications (SGD)                      193,000            179
Sonera (EUR)                                             12,700            110
Stratos Lightwave *                                      18,891            215
Tekelec *(S)                                              4,800            161
Tellabs *                                                 1,800             61
Telstra (AUD)                                            78,600            256
United Pan-Europe Communications (EUR) *                 14,377             70
VYYO *(S)                                                 1,800              3
West Corporation *                                        4,400            124
                                                                    ----------
                                                                        12,474
                                                                    ----------
Aerospace and Defense 0.1%
DONCASTERS ADR *                                          1,500             41
Harsco                                                   11,600            317
United Technologies                                       4,000            333
Woodward Governor                                         4,200            318
                                                                    ----------
                                                                         1,009
                                                                    ----------
E-Commerce 0.1%
VeriSign *(S)                                            15,100            853
                                                                    ----------
                                                                           853
                                                                    ----------
Total Technology                                                        27,526
                                                                    ----------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

CAPITAL EQUIPMENT 1.7%

Electrical Equipment 1.3%
ABB (CHF)                                                25,816     $      463
Bang & Olufsen (Class B) (DKK)                            4,300            133
Canon (JPY)                                              20,000            793
GE                                                       83,600          4,097
Getronics (EUR)                                           7,152             34
hi/fn *                                                   3,900             71
LSI Industries                                            7,400            196
Matsushita Electric Industrial (JPY)                     59,000          1,082
Mitsubishi Electric (JPY)                               151,000            847
Tyco International                                       21,242          1,220
                                                                    ----------
                                                                         8,936
                                                                    ----------
Machinery 0.4%
Actuant *(S)                                              5,020             74
Alstom (EUR)                                              5,095            149
Brooks Automation *(S)                                    4,700            231
Danaher                                                   9,000            567
Deere                                                    33,600          1,255
GKN (GBP)                                                13,060            138
IDEX                                                      2,300             74
Newport                                                     500             16
NN Ball & Roller                                          7,100             72
Saurer (CHF) *                                              274            113
                                                                    ----------
                                                                         2,689
                                                                    ----------
Total Capital Equipment                                                 11,625
                                                                    ----------

BUSINESS SERVICES AND TRANSPORTATION 4.8%

Computer Service and Software 1.6%
724 Solutions *(S)                                          700              6
Actuate *(S)                                              3,800             46
Adobe Systems                                            10,100            402
Analysts International                                    6,900             38
Automatic Data Processing                                18,100            973
Autonomy (GBP) *                                          9,596             61
BISYS Group *(S)                                          9,400            481
Cambridge Technology Partners *                           6,800             20

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Check Point Software Technologies *(S)                    5,750     $      310
Concord Communications *(S)                                 100              1
Digital Impact *(S)                                       5,500             10
Eidos (GBP) *                                            32,082            127
Electronic Arts *                                         1,600             94
First Data                                               29,884          1,961
Genomica *                                                  300              1
Igate Capital *                                           9,200             18
ITOCHU (JPY)                                                400             47
Jack Henry & Associates                                   2,400             70
Juniper Networks *                                        4,700            200
Keynote Systems *(S)                                      5,200             53
Microsoft *                                              43,300          2,994
net.Genesis *                                             5,000              6
NetIQ *(S)                                                7,952            193
Oracle *                                                 23,700            363
Packeteer *(S)                                            9,100             67
Peregrine Systems *                                       1,400             39
Pixelworks *(S)                                           6,200            156
Progress Software *                                      24,200            392
Quest Software *(S)                                       1,300             40
Register.com *                                            2,200             17
SAP (EUR)                                                 2,818            394
Siebel Systems *                                         10,500            476
Sonicwall *(S)                                            2,000             33
SPSS *(S)                                                 4,700             70
SunGard Data Systems *                                      300             18
Telecommunication Systems *                                 400              1
USinternetworking *(S)                                    2,700              3
ValiCert *                                                6,200             15
VERITAS Software *                                        9,550            629
Verity *                                                  3,400             52
Zebra Technologies (Class A) *                            2,900            131
                                                                    ----------
                                                                        11,008
                                                                    ----------
Distribution Services 0.3%
Cardinal Health                                           4,050            291
Compass Group (GBP)                                      30,167            223
MSC *                                                     6,900            116

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Primesource                                               4,200      $      17
SCP Pool *                                               14,400            490
SunSource                                                 6,100             32
TNT Post Group (EUR)                                      5,790            129
United Stationers *                                       9,200            261
Watsco (Class A)                                         11,900            167
                                                                    ----------
                                                                         1,726
                                                                    ----------
Environmental 0.0%
CUNO *                                                    7,400            209
IT Group                                                 10,100             63
Waterlink *                                              11,900              3
                                                                    ----------
                                                                           275
                                                                    ----------
Transportation Services 0.3%
Bergesen (NOK)                                           13,100            278
C.H. Robinson Worldwide                                   5,200            155
Comfort Systems USA *                                    12,400             45
EGL *                                                     3,500             70
Expeditors International of Washington                    6,000            387
Forward Air *                                             5,700            174
Heartland Express *                                       1,700             47
Hub Group (Class A) *                                     1,500             20
International Shipholding                                   400              3
Seacor Smit *                                             9,400            448
UTI Worldwide(S)                                         11,200            204
                                                                    ----------
                                                                         1,831
                                                                    ----------
Miscellaneous Business Services 2.0%
AnswerThink *                                             3,000             21
Cendant                                                   7,500            144
Concord EFS *(S)                                         18,300            928
Corio (EUR)                                               7,156            155
Electro Rent *                                            9,000            144
Exodus Communications *(S)                                1,600             13
G&K Services                                              8,400            216
Global Payments                                           5,200            137
Guardian IT (GBP)                                        14,578            165
H&R Block                                                62,200          3,710
Herman Miller                                             3,000             81
Insituform Technologies (Class A) *(S)                   12,600            460

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Iron Mountain *                                          12,750      $     524
Ivex Packaging *                                         12,800            197
kforce.com *(S)                                           1,803             12
Logica (GBP)                                             10,573            133
Maximus *(S)                                             12,500            461
McGrath RentCorp                                          4,800            132
MPW Industrial Services Group *                          11,100             16
New England Business Service                             14,100            245
Omnicom                                                   9,400            875
Strayer Education(S)                                      5,900            264
Syngenta *(S)                                             2,534             25
Tetra Tech *(S)                                          16,256            465
Vedior (EUR)                                              7,200             91
Waste Management                                        146,026          4,086
                                                                    ----------
                                                                        13,700
                                                                    ----------
Airlines 0.1%
Midwest Express Holdings *                                7,800            133
Singapore Airlines (SGD)                                 48,000            340
                                                                    ----------
                                                                           473
                                                                    ----------
Railroads 0.5%
Norfolk Southern                                        146,100          3,239
Railtrack Group (GBP)                                    30,359            183
                                                                    ----------
                                                                         3,422
                                                                    ----------
Total Business Services and Transportation                              32,435
                                                                    ----------
ENERGY 6.3%

Energy Services 1.2%
Atwood Oceanics *                                         5,700            244
Baker Hughes                                            109,100          4,299
BJ Services *                                             5,900            442
Coflexip (EUR)                                              839            121
Cooper Cameron *                                          1,200             83
Grant Prideco *                                           2,400             54
Hydril *                                                  4,100            122
Johnson Electric Holdings (HKD)                         719,800          1,237
Kansai Electric Power (JPY)                              19,900            347
Smith International *                                     1,700            132

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Tokyo Electric Power (JPY)                               13,800      $     353
Transocean Sedco Forex                                    5,900            315
Weatherford International(S)                              2,000            113
                                                                    ----------
                                                                         7,862
                                                                    ----------
Exploration & Production 0.8%
Barrett Resources *                                       7,600            541
Chieftain International *(S)                              9,600            306
Cross Timbers Oil                                        17,200            507
Forest Oil *                                              9,350            318
Key Energy Services *                                    17,700            242
National Oilwell *                                        5,200            179
Noble Affiliates                                         10,300            428
Santos (AUD)                                             49,000            165
Unocal                                                   79,500          3,073
                                                                    ----------
                                                                         5,759
                                                                    ----------
Integrated Petroleum - Domestic 0.8%
Amerada Hess                                              8,500            728
Conoco (Class B)                                         33,789          1,054
USX-Marathon                                            116,200          3,759
                                                                    ----------
                                                                         5,541
                                                                    ----------
Integrated Petroleum - International 3.4%
BP                                                      120,096          6,412
Chevron                                                  18,400          1,767
ENI (EUR)                                                37,700            242
ENI SPA ADR(S)                                            8,200            531
Exxon Mobil                                              72,556          6,439
Petroleo Brasileiro (Petrobras) ADR                      34,600            874
Repsol ADR(S)                                            14,200            257
Royal Dutch Petroleum ADR                                38,000          2,317
Shell Transport & Trading (GBP)                          95,000            822
Shell Transport & Trading ADR                            12,000            629
Texaco                                                   16,400          1,171
TotalFinaElf (EUR)                                        6,300            916
TotalFinaElf ADR                                          5,796            428
                                                                    ----------
                                                                        22,805
                                                                    ----------
Gas Transmission 0.1%
El Paso                                                   7,800            475
                                                                    ----------
                                                                           475
                                                                    ----------
Total Energy                                                            42,442
                                                                    ----------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

PROCESS INDUSTRIES 2.7%

Diversified Chemicals 0.7%
Arch Chemicals                                           15,100      $     327
Cabot Microelectronics *(S)                               4,400            283
Dow Chemical                                             53,000          1,898
DuPont                                                   11,273            523
Hercules                                                 81,600          1,090
Rhodia (EUR)                                             15,806            186
                                                                    ----------
                                                                         4,307
                                                                    ----------
Specialty Chemicals 1.1%
3M                                                       22,300          2,644
BASF (EUR)                                               20,456            822
Great Lakes Chemical(S)                                  39,440          1,351
Hoechst (EUR)                                             4,737            192
Imperial Chemical (GBP)                                  24,000            153
Imperial Chemical ADR(S)                                  3,900            100
MacDermid(S)                                              1,600             28
Mitsubishi (JPY)                                        115,000            913
Norsk Hydro (NOK)                                         8,700            363
Sumitomo Chemicals (JPY)                                 93,000            463
                                                                    ----------
                                                                         7,029
                                                                    ----------
Paper and Paper Products 0.4%
Buckeye Technologies *                                   10,800            133
Jefferson Smurfit (EUR) *                                   615              1
Kimberly-Clark                                           33,600          2,031
Kimberly-Clark de Mexico (Class A) (MXN)                159,900            439
Smurfit-Stone Container                                   3,500             53
                                                                    ----------
                                                                         2,657
                                                                    ----------
Forest Products 0.4%
Georgia-Pacific                                          28,555          1,012
Weyerhaeuser                                             31,300          1,791
                                                                    ----------
                                                                         2,803
                                                                    ----------
Building and Construction 0.1%
Dal-Tile *                                               14,100            226
Eiffage (EUR)                                             1,177             78
Lafarge (EUR)                                             1,331            124
Layne Christensen *                                       6,900             57

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Pilkington (GBP)                                        130,764      $     214
Simpson Manufacturing *                                   3,500            165
Trex *(S)                                                 1,500             44
U.S. Aggregates                                           8,800              9
                                                                    ----------
                                                                           917
                                                                    ----------
Total Process Industries                                                17,713
                                                                    ----------

BASIC MATERIALS 1.2%

Metals 1.0%
Alcoa                                                    75,616          3,263
Gibraltar Steel                                           2,800             53
Material Sciences *                                      13,200            106
Matthews International (Class A)                         15,400            540
Pechiney (EUR)                                            2,623            141
Phelps Dodge                                             53,800          2,432
                                                                    ----------
                                                                         6,535
                                                                    ----------
Mining 0.2%
Lihir Gold *                                            183,620             76
Newmont Mining                                            3,771             77
Rio Tinto (AUD)                                          42,200            778
Union Miniere (EUR)                                       8,200            336
                                                                    ----------
                                                                         1,267
                                                                    ----------
Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                     44,150             12
                                                                    ----------
                                                                            12
                                                                    ----------
Total Basic Materials                                                    7,814
                                                                    ----------
MISCELLANEOUS 0.0%

Miscellaneous 0.0%
Global Power Equipment Group *                              300             10
Qiagen (EUR) *                                            1,853             45
Safelite Glass (Class A), Warrants *++                    3,162              0
Safelite Glass (Class B), Warrants *++                    2,108              0
Safelite Glass (Class B) *++                              1,290              0
Safelite Reality *++                                         87              0
Teleplan International (EUR) *                            1,242             30
TravelCenters of America                                  1,050             11
                                                                    ----------
                                                                            96
                                                                    ----------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Conglomerates 0.0%
Orkla (NOK)                                               4,457      $      79
                                                                    ----------
                                                                            79
                                                                    ----------
Total Miscellaneous                                                        175
                                                                    ----------
FOREIGN 3.2%

Europe 1.6%
AVA (EUR)                                                 1,786             60
Aventis (EUR)                                            17,802          1,319
Bank of Scotland (GBP)                                  185,994          2,110
BNL (EUR)                                                29,000             94
Bollore Investissements (EUR)                             1,759             78
Brembo (EUR)                                             10,800             92
Cap Gemini (EUR)                                          2,221            256
Cookson Group (GBP)                                      85,460            198
Credit Suisse Group (CHF)                                 5,800          1,049
CSM (EUR)                                                 8,900            184
DBV-Winterthur Holding (EUR)                              5,410            183
Den Norske Bank (NOK)                                    25,500            108
Deutz (EUR) *                                            35,600             81
Direkt Anlage Bank (EUR) *                                5,549            103
Elior (EUR)                                              11,260            133
EM.TV (EUR) *                                             2,100              6
EMAP (GBP)                                               25,011            296
EMI (GBP)                                                41,288            258
Enterprise Oil (GBP)                                     25,951            230
Fortis (EUR)                                              8,000            189
Granada Compass (GBP)                                    30,167             72
Heineken (EUR)                                            4,741            190
Ifil (EUR)                                                6,000             39
International Media (EUR) *                               2,084             54
Metro (EUR)                                               2,261             87
Muenchener Rueckversicherungs-Gesellschaft (EUR)          1,524            417
MVV Energie (EUR)                                         4,481             61
Nordea (SEK)                                             13,000             72
Nordic Baltic Holding (SEK)                              95,320            530
Novozymes (DKK)                                             200              4

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

OMV (ATS)                                                   300      $      30
Pace Micro Technology (GBP)                              14,461            100
Prosegur Seguridad (EUR)                                 20,600            266
Publicis Groupe (EUR)                                     7,723            242
Radiometer (DKK)                                          3,200             78
Remy Cointreau (EUR)                                      5,002            157
Sandvik (SEK)                                             6,800            143
Seat Pagine Gialle (EUR) *                                3,493              4
Securitas (Class B) (SEK)                                 9,400            170
SGL Carbon (EUR) *                                        1,300             51
Sodexho Alliance (EUR)                                    2,484            104
Svenska Cellulosa (SEK)                                  14,200            310
Swatch Group (CHF) *                                        549            128
Thiel Logistik (EUR)                                      2,524             49
Tullow Oil (GBP) *                                          342              0
Zodiac (EUR)                                                284             69
                                                                     ---------
                                                                        10,454
                                                                     ---------
Far East 1.2%
Advantest (JPY)                                           2,000            207
Citizen Watch (JPY)                                      36,000            234
Cosmo Oil (JPY)                                          70,000            197
Daito Trust Construction (JPY)                            6,900            136
Disco (JPY)                                               2,000            140
Enix (JPY)                                               11,000            291
Fujikura (JPY)                                          126,000            975
Glory (JPY)                                               7,000            115
Goldcrest (JPY)                                           2,000            173
Mizuho Holdings (JPY)                                       250          1,272
Mochida Pharmaceutical (JPY)                             15,000            163
MYCAL (JPY)                                              56,000             74
Nippon Electric Glass (JPY)                               7,000            103
Nippon Yusen (JPY)                                       59,000            242
Nissan Motor (JPY)                                      116,000            786
Oji Paper (JPY)                                          64,000            352
Sekisui Chemical (JPY)                                   43,000            167
Singapore Press Holdings (SGD)                           21,200            229
Sumitomo Trust and Banking (JPY)                         51,000            330
Takashimaya (JPY)                                        33,000            232

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Teijin (JPY)                                                107,000   $      644
Tokyo Seimitsu (JPY)                                          4,000          265
Yakult Honsha (JPY)                                          44,000          514
Yamada Denki (JPY)                                            2,000          178
Yamaguchi Bank (JPY)                                         30,000          197
Yokogawa Electric (JPY)                                      12,000          120
                                                                      ----------
                                                                           8,336
                                                                      ----------
Other Foreign 0.4%

Bouygues (EUR)                                                7,672          282
San Paolo IMI (EUR)                                           1,815           25
Siemens (EUR)                                                14,404        1,032
Unibanco GDR                                                 15,400          393
Woolworths (AUD)                                            165,200          804
                                                                      ----------
                                                                           2,536
                                                                      ----------
Total Foreign                                                             21,326
                                                                      ----------
Total Miscellaneous Common Stocks 0.0%                                       189
                                                                      ----------
Total Common Stocks and Warrants (Cost $358,430)                         404,727
                                                                      ----------

CORPORATE BONDS 15.5%

Adelphia Communications, Sr. Notes
   9.375%, 11/15/09                                      $  375,000          372
   10.875%, 10/1/10                                          75,000           79
Advance Stores, Sr. Sub. Notes, 10.25%, 4/15/08             175,000          174
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07            500,000          517
AGCO, Sr. Notes, (144a), 9.50%, 5/1/08 +                    200,000          192
Agrosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09               250,000          270
AIG SunAmerica Global Financing, Sr. Notes
   (144a), 7.60%, 6/15/05 +                               1,750,000        1,866
Alaska Communications Systems Group, Sr. Sub. Notes
   9.375%, 5/15/09                                          400,000          322
Alcoa, 7.375%, 8/1/10                                       500,000          529
Allegiance Telecom, Sr. Notes, Zero Coupon, 2/15/08         200,000          125
Alliant Techsystems, Sr. Sub. Notes, (144a)
   8.50%, 5/15/11 +                                         300,000          303
Allied Holdings, Sr. Notes, 8.625%, 10/1/07                 500,000          335
American Airlines, ETC, 9.71%, 1/2/07                        32,500           34
American Builders & Contractors Supply, Sr. Sub. Notes
   10.625%, 5/15/07                                         500,000          465

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                          Shares/Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

American Cellular, Sr. Notes, (144a), 9.50%, 10/15/09 +   $  450,000   $    443
American Electric Power, Sr. Notes, 6.125%, 5/15/06          495,000        488
American Pacific, Sr. Notes, 9.25%, 3/1/05                   350,000        347
American Standard, Sr. Notes, 7.625%, 2/15/10                250,000        249
Amerigas, Sr. Notes
   (144a), 10.00%, 4/15/06 +                                 550,000        553
   10.125%, 4/15/07                                          200,000        206
Ameristar Casinos, Sr. Notes, (144a), 10.75%, 2/15/09 +      500,000        517
Amkor Technology, Sr. Notes, (144a), 9.25%, 2/15/08 +        350,000        333
AMR, Sr. Notes, 9.00%, 9/15/16                               100,000         97
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                      250,000        243
AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                  535,000        537
Asat Finance, Sr. Notes, 12.50%, 11/1/06                     292,500        303
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08          500,000        490
AT&T Liberty Media, Sr. Notes, 6.00%, 3/15/09                700,000        655
Atlantic Richfield, Sr. Notes, 9.125%, 3/1/11              1,000,000      1,201
Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09                   500,000        565
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                    250,000        208
Bally Total Fitness Holdings, Sr. Sub. Notes
   9.875%, 10/15/07                                          250,000        249
Bank of America, Sr. Sub Notes, 7.40%, 1/15/11               900,000        934
Barclays, Sr. Sub Notes, 7.40%, 12/15/09                     670,000        698
Briggs & Stratton, Sr. Notes, (144a), 8.875%, 3/15/11 +      450,000        451

British Telecommunications, Sr. Notes, 8.125%, 12/15/10    1,000,000      1,056

BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                        300,000        261
Capital One Financial, Sr. Notes, 8.25%, 6/15/05           1,100,000      1,140
Centerpoint Properties, MTN 7.90%, 1/15/03                 1,000,000      1,034
Charter Communications, Sr. Notes
   (144a), 10.00%, 5/15/11 +                                 500,000        511
   11.125%, 1/15/11                                          400,000        428
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                  300,000        237
Citigroup, Sr. Notes, 6.75%, 12/1/05                       1,700,000      1,757
CMS Energy, Sr. Notes, 9.875%, 10/15/07                      450,000        477
Coinmach, Sr. Notes, 11.75%, 11/15/05                        250,000        259
Comcast, Sr. Notes, 6.75%, 1/30/11                           800,000        786
Comstock Resources, Sr. Notes, 11.25%, 5/1/07                375,000        401
Container Corp. of America, Sr. Notes, 9.75%, 4/1/03         250,000        255

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands
Cott, Sr. Notes
   8.50%, 5/1/07                                           $  125,000   $    124
   9.375%, 7/1/05                                             325,000        330
Countrywide Funding, Sr. Notes, 5.25%, 5/22/03                710,000        712
Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08           100,000        104
Cox Communications, Sr. Notes, 7.25%, 11/15/15                600,000        598
Cross Timbers Oil, Sr. Sub Notes, 8.75%, 11/1/09              300,000        314
DaimlerChrysler, Sr. Notes, 8.50%, 1/18/31                    750,000        788
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                  500,000        410
Delhaize America, Sr. Notes, (144a), 8.125%, 4/15/11 +        855,000        886
Delta Mills, Sr. Notes, 9.625%, 9/1/07                        200,000        156
Dime Bancorp, Sr. Notes, 7.00%, 7/25/01                       900,000        901
Dobson Communications, Sr. Notes, 10.875%, 7/1/10             450,000        461
Dow Chemical, Sr. Notes, 6.125%, 2/1/11                     1,000,000        971
DTE Energy, Sr. Notes, 6.45%, 6/1/06                        1,275,000      1,275
Dyersburg, Sr. Sub Notes, 9.75%, 9/1/07 *                     250,000         10
Dyncorp, Sr. Sub Notes, 9.50%, 3/1/07                         225,000        212
El Paso Energy Partners, Sr. Sub. Notes, (144a)
   8.50%, 6/1/11 +                                            400,000        405
Erac USA Finance, Sr. Notes, (144a), 8.00%, 1/15/11 +         540,000        546
Exodus Communications, Sr. Notes
   10.75%, 12/15/09                                           450,000        288
   11.625%, 7/15/10                                            50,000         33
Fairchild Semiconductor, Sr. Sub. Notes, (144a)
   10.50%, 2/1/09 +                                           450,000        450
Fairfax Financial, Sr. Notes, 8.25%, 10/1/15                1,500,000      1,132
Federated Department Stores, Sr. Notes, 7.00%, 2/15/28        560,000        514
First Union, Sr. Notes, 7.55%, 8/18/05                      1,350,000      1,429
Flextronics International, Sr. Sub Notes, 9.875%, 7/1/10      450,000        462
Ford Motor, Sr. Notes, 7.375%, 10/28/09                     2,000,000      2,047
Four M, Sr. Notes, 12.00%, 6/1/06                             400,000        392
Fresenius, Sr. Notes, 7.875%, 2/1/08                          500,000        492
Frontier Oil, Sr. Notes, 11.75%, 11/15/09                     150,000        161
Frontiervision Holdings, Sr. Notes, Zero Coupon, 9/15/07      150,000        155
Geophysique, Sr. Notes, (144a), 10.625%, 11/15/07 +           300,000        321
Georgia-Pacific, Sr. Notes, 7.50%, 5/15/06                    475,000        479
Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07       200,000        172

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                            Shares/Par        Value
-----------------------------------------------------------------------------------
                                                                       In thousands
Golden Sky Systems, Sr. Sub. Notes, 12.375%, 8/1/06         $  450,000   $      446
Golden State Holdings, Sr. Notes, 7.125%, 8/1/05               450,000          437
Goldman Sachs Group, Sr. Notes, 6.875%, 1/15/11              1,340,000        1,335
Harrah's Entertainment, Sr. Sub Notes, 7.875%, 12/15/05        500,000          506
Hartford Life, Sr. Notes, 6.90%, 6/15/04                       900,000          930
Hawk, Sr. Notes, 10.25%, 12/1/03                               750,000          724
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 +               250,000          253
HMH Properties, Sr. Notes, 7.875%, 8/1/08                      250,000          243
Hollinger International, Sr. Sub. Notes, 9.25%, 3/15/07      1,000,000        1,025
Holmes Products, Sr. Sub. Notes, 9.875%, 11/15/07               25,000           10
Household Finance, Sr. Notes, 6.50%, 1/24/06                   900,000          912
Hutchison Whampoa, Sr. Notes, (144a), 7.00%, 2/16/11 +         500,000          498
Insight Midwest, Sr. Notes, (144a), 10.50%, 11/1/10 +        1,000,000        1,075
Interface, Sr. Sub Notes, 7.30%, 4/1/08                        250,000          235
International Game Technology, Sr. Notes, 8.375%, 5/15/09    1,000,000        1,030
International Wire, Sr. Notes, 11.75%, 6/1/05                  500,000          507
Intertek Finance, Sr. Notes, 10.25%, 11/1/06                   350,000          270
Iron Mountain, Sr. Sub. Notes, 8.625%, 4/1/13                  500,000          506
Isle of Capris Casinos, Sr. Sub. Notes, 8.75%, 4/15/09         250,000          229
Jack in the Box, Sr. Notes, 9.75%, 11/1/03                     450,000          457
Jitney-Jungle Stores, Sr. Notes, 12.00%, 3/1/06 *              350,000            0
John Q Hammons Hotels, 1st Mortgage Note
   9.75%, 10/1/05                                              250,000          249
Jostens, Sr. Sub. Notes, 12.75%, 5/1/10(S)                     250,000          254
Keebler Foods, Sr. Sub. Notes, 10.75%, 7/1/06(S)             1,000,000        1,060
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                       400,000          390
KPN, Sr. Notes, 8.00%, 10/1/10                                 760,000          740
L-3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07             25,000           27
Lear, Sr. Notes, 7.96%, 5/15/05                                400,000          406
Lehman Brothers, Sr. Notes, 7.875%, 8/15/10                  1,000,000        1,051
Lennar, Sr. Notes, 9.95%, 5/1/10                               400,000          444
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09         1,000,000        1,105
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                      200,000          170
Lyondell Chemical, Sr. Sub. Notes, 10.875%, 5/1/09             350,000          364
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                          350,000          329
MBNA, Sr. Notes, 7.75%, 9/15/05(S)                           1,000,000        1,030
McCormick, Sr. Notes, 6.40%, 2/1/06                            775,000          777

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                             Shares/Par        Value
------------------------------------------------------------------------------------
                                                                        In thousands
Meritage, Sr. Notes, (144a), 9.75%, 6/1/11 +                 $  225,000   $      229
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08           275,000          154
Metronet Communications, Sr. Notes, STEP, 0%, 6/15/08         1,000,000          830
Morgan Stanley Dean Witter, Sr. Notes, 6.10%, 4/15/06           900,000          899
Nextel Communications, Sr. Notes, (Class A)
   STEP, 0%, 6/15/08                                          1,400,000          945
Nextel Partners, Sr. Notes, Zero Coupon, 2/1/09                 450,000          275
Nortek, Sr. Sub. Notes, 9.875%, 3/1/04(S)                       400,000          405
Northern Trust, MTN, 6.65%, 11/9/04                           2,000,000        2,062
NTL, Sr. Notes, 11.875%, 10/1/10(S)                             500,000          405
Nuevo Energy, Sr. Sub. Notes, 9.50%, 6/1/08                     500,000          507
Ocean Energy, Sr. Sub Notes, 8.375%, 7/1/08                     450,000          472
Omnicare, Sr. Notes, (144a), 8.125%, 3/15/11 +                  250,000          258
Orange, Sr. Notes, 9.00%, 6/1/09                              1,000,000        1,023
Orion Power Holdings, Sr. Notes, (144a), 12.00%, 5/1/10 +       450,000          503
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                  150,000          158
P&L Coal Holdings, Sr. Notes, 8.875%, 5/15/08                 1,000,000        1,065
Packaged Ice, Sr. Sub. Notes, 9.75%, 2/1/05                     200,000          174
Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09    1,000,000        1,075
PG&E National Energy Group, Sr. Notes
   (144a), 10.375%, 5/16/11 +                                   725,000          720
Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                          745,000          751
PHH, Sr. Notes, 8.125%, 2/3/03                                  460,000          469
Playtex Products, Sr. Sub. Notes, (144a), 9.375%, 6/1/11 +      450,000          460
Premier Parks, Sr. Notes
   Zero Coupon, 4/1/08                                          500,000          415
   9.75%, 6/15/07                                               250,000          259
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07(S)          350,000          375
Principal Mutual
   7.875%, 3/1/24                                               250,000          232
   (144a), 8.00%, 3/1/44                                        925,000          855
Province of Manitoba, Sr. Notes, 7.50%, 2/22/10                 400,000          434
PSEG Power, Sr. Notes, (144a), 6.875%, 4/15/06                  450,000          450
Quest Diagnostics, Sr. Sub. Notes, 10.75%, 12/15/06             475,000          516
Qwest Capital Funding, Sr. Notes, 7.90%, 8/15/10              2,000,000        2,086
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                         800,000          805
Radio One, Sr. Sub. Notes, (144a), 8.875%, 7/1/11 +             450,000          459

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                              Shares/Par        Value
-------------------------------------------------------------------------------------
                                                                         In thousands
Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05               $  250,000   $      269
Rogers Wireless, Sr. Note, (144a), 9.625%, 5/1/11 +              450,000          462
SBC Communications, Sr. Notes, 6.25%, 3/15/11                    950,000          926
Schuff Steel, Sr. Notes, 10.50%, 6/1/08                          200,000          188
Sealy Mattress, Sr. Sub. Notes, (144a), 9.875%, 12/15/07 +       200,000          200
Sears Roebuck Acceptance Corporation, 7.00%, 2/1/11              900,000          885
Sempra Energy, Sr. Notes, 6.95%, 12/1/05                         555,000          550
Simon Debartolo Group, Sr. Notes, 6.875%, 11/15/06               575,000          565
Simon Property Group, Sr. Notes
   (144a), 7.375%, 1/20/06 +                                     725,000          727
Sinclair Broadcast Group, Sr. Sub Notes, 8.75%, 12/15/07         475,000          449
SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                            250,000          215
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06               350,000          359
Sprint, Sr. Notes, 6.125%, 11/15/08                              850,000          784
State Street, Sr. Sub Notes, 7.65%, 6/15/10                      190,000          202
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06                 99,000          102
TeleCorp PCS, Sr. Notes, STEP, 0%, 4/15/09                       225,000          150
TeleWest Communications, Sr. Notes, 11.00%, 10/1/07              450,000          432
Terex, Sr. Sub. Notes, (144a), 10.375%, 4/1/11 +                 225,000          233
Textron, Sr. Notes, 6.375%, 7/15/04                            1,800,000        1,820
Time Warner Telecom, Sr. Notes, 10.125%, 2/1/11                  300,000          293
TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09         350,000          364
Triad Hospitals
   Sr. Notes, (144a), 8.75%, 5/1/09 +                            200,000          207
   Sr. Sub. Notes, 11.00%, 5/15/09                               275,000          301
Triton PCS Holdings, Sr. Sub Notes, Zero Coupon, 5/1/08          450,000          371
Tyco International, Sr. Notes, 6.75%, 2/15/11                  1,830,000        1,817
Union Pacific, Sr. Notes, 6.65%, 1/15/11                         725,000          714
United Airlines, ETC, 9.20%, 3/22/08                             184,522          197
Universal Compression, Sr. Notes, Zero Coupon, 2/15/08         1,675,000        1,507
Venture Holdings, Sr. Notes, 11.00%, 6/1/07                      400,000          318
Verizon Global Funding, Sr. Notes, (144a), 7.75%, 12/1/30 +      925,000          958
Viacom, Sr. Notes, 7.875%, 7/30/30                               670,000          711
Voicestream Wireless, Sr. Notes
   Zero Coupon, 11/15/09                                          50,000           40
   10.375%, 11/15/09                                             575,000          656
Waste Management, Sr. Notes, 7.70%, 10/1/02                    1,000,000        1,023

31
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                       Shares/Par       Value
---------------------------------------------------------------------------------------------
                                                                                 In thousands
WestAmerica Bank, Sr. Sub. Notes, 6.99%, 9/30/03                      $  250,000   $      251
Western Wireless, Sr. Sub Notes, 10.50%, 2/1/07                          225,000          232
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05                       450,000          448
Worldcom, Sr. Notes, 8.25%, 5/15/31                                    1,335,000        1,337
Young Broadcasting, Sr. Sub. Notes, (144a)
   10.00%, 3/1/11 +                                                      450,000          450
                                                                                   ----------
Total Corporate Bonds (Cost $104,863)                                                 104,144
                                                                                   ----------

ASSET-BACKED SECURITIES 2.6%

American Express Master Trust, 7.60%, 8/15/02                            300,000          303
Capital One Master Trust, 7.90%, 10/15/10                              1,150,000        1,151
Case Equipment Loan Trust, 5.83%, 2/15/05                                896,378          899
CIT Equipment Collateral Trust, 6.93%, 7/20/11                         1,600,000        1,657
CIT RV Trust, 6.09%, 2/15/12                                           2,065,000        2,096
Citibank Credit Card Issuance Trust
   6.90%, 10/17/07                                                     1,650,000        1,718
   7.45%, 9/15/07                                                        800,000          828
DaimlerChrysler Auto Trust, 6.66%, 1/8/05                              2,000,000        2,057
Harley Davidson Eaglemark Motor, 7.14%, 3/15/06                        1,700,000        1,760
MBNA Credit Card Trust, 5.75%, 5/15/06                                 1,725,000        1,721
Nissan Auto Receivables, 5.75%, 6/15/06                                1,675,000        1,694
Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07                    1,400,000        1,448
                                                                                   ----------
Total Asset-Backed Securities (Cost $17,089)                                           17,332
                                                                                   ----------

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 1.6%

BankBoston Home Equity Loan Trust, 6.35%, 2/25/13                      1,700,000        1,700
COMM 2000
   7.416%, 4/15/10                                                       925,000          967
   7.494%, 4/15/10                                                       925,000          970
JP Morgan Chase, 6.26%, 3/15/33                                        1,400,000        1,366
JP Morgan Commercial Mortgage Finance, 7.409%, 8/15/32                 1,000,000        1,048
LB Commercial Conduit Mortgage Trust, 6.78%, 4/15/09                   1,900,000        1,939
Mellon Residential Funding, 5.945%, 2/25/11                            1,700,000        1,700

Salomon Brothers Mortgage Securities VII, 7.455%, 4/18/10                900,000          921
                                                                                   ----------
Total Non-U.S. Government Mortgage-Backed Securities (Cost $10,449)                    10,611
                                                                                   ----------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                  Shares/Par       Value
-------------------------------------------------------------------------------------------
                                                                               In thousands
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.8%

Federal Home Loan Mortgage
     6.00%, 2/15/11 - 11/1/25                                     $ 7,195,367   $     7,165
     6.50%, 10/1/08 - 3/15/11                                       3,394,369         3,378
     7.00%, 10/1/08 - 10/1/25                                          65,095            66
     9.00%, 11/1/04                                                     7,017             7
     CMO, 6.502%, 11/25/30                                          1,825,000         1,842
Federal National Mortgage Assn.
     6.00%, 10/1/13                                                 1,697,933         1,678
     6.50%, 8/1/23                                                     54,071            54
     8.00%, 5/1/07 - 5/1/10                                            41,650            43
     8.50%, 8/1/06 - 11/1/21                                           22,664            23
     REMIC, 7.25%, 5/25/20                                          2,057,422         2,117
     REMIC, 8.00%, 2/25/07                                             38,470            40
     CMO, 6.50%, 3/20/23 - 6/28/30                                  5,001,319         5,042
     TBA, 6.50%, 1/1/31                                             2,750,000         2,708
Government National Mortgage Assn.
   I
     6.00%, 5/15/17                                                    29,851            30
     6.50%, 1/15/26 - 2/15/29                                       5,897,923         5,860
     7.00%, 4/15/24 - 1/15/29                                      10,682,331        10,846
     7.50%, 2/15/16 - 6/15/26                                       1,236,593         1,280
     8.00%, 3/15/22 - 11/15/24                                        409,680           429
     CMO, 6.50%, 10/20/26                                           1,700,000         1,699
   II
     7.00%, 9/20/27                                                   371,497           376
     8.00%, 10/20/25                                                   39,051            41
     TBA, 6.00%, 5/20/31                                              713,000           690
                                                                                -----------
Total U.S. Government Mortgage-Backed Securities (Cost $45,036)                      45,414
                                                                                -----------

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 9.5%

Federal Farm Credit
     5.25%, 5/1/02                                                  8,350,000         8,431
Federal Home Loan Bank
     4.96%, 10/7/05                                                 4,100,000         4,011
     6.29%, 6/9/05                                                    600,000           616

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                             Shares/Par         Value
-------------------------------------------------------------------------------------
                                                                         In thousands
Federal Home Loan Mortgage
   7.00%, 3/15/10                                           $   450,000   $       478
Federal National Mortgage Assn.
   5.50%, 2/15/06(S)                                          2,190,000         2,192
   6.50%, 8/15/04(S)                                            630,000           656
   7.125%, 1/15/30                                            1,250,000         1,337
Government Trust Certificates
   9.25%, 11/15/01                                                7,291             7
Resolution Funding
   8.125%, 10/15/19                                             210,000           254
Tennessee Valley Authority
   5.88%, 4/1/36                                              2,000,000         2,008
   6.235%, 7/15/45                                            2,000,000         2,000
U.S. Treasury Bonds
   6.125%, 11/15/27(S)                                        5,700,000         5,848
   6.75%, 8/15/26(S)                                         12,955,000        14,304
   7.50%, 11/15/16(S)                                         3,000,000         3,496
U.S. Treasury Inflation-Indexed Notes
   3.375%, 1/15/07(S)                                         5,182,224         5,291
U.S. Treasury Notes
   4.25%, 3/31 - 11/15/03(S)                                  6,165,000         6,145
   4.75%, 11/15/08                                            1,220,000         1,177
   5.75%, 11/15/05                                            1,960,000         2,022
   6.25%, 2/15/07(S)                                          1,110,000         1,171
   6.50%, 8/15/05                                               650,000           689
   6.75%, 5/15/05                                             1,710,000         1,824
                                                                          -----------
Total U.S. Government Obligations/Agencies (Cost $62,859)                      63,957
                                                                          -----------

SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%

T. Rowe Price Reserve Investment Fund, 4.61% #               29,619,074        29,619
                                                                          -----------
Total Short-Term Investments (Cost $29,619)                                    29,619
                                                                          -----------

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--------------------------------------------------------------------------------

                                                                                            Value
-------------------------------------------------------------------------------------------------
                                                                                     In thousands
Total Investments in Securities
100.7% of Net Assets (Cost $628,345)                                                   $  675,804

Futures Contracts
In thousands
                                                       Contract      Unrealized
                                        Expiration     Value         Gain (Loss)
                                        ----------     ---------     -----------
Long, 18 five year U.S. Treasury Note
contracts $23,561 par of 6.75%
U.S. Treasury Bonds pledged
as initial margin                       6/01           $   1,873     $      (21)

Long, 35 ten year U.S. Treasury Note
contracts $45,814 par of 6.75%
U.S. Treasury Bonds pledged
as initial margin                       6/01               3,629            (71)

Net payments (receipts) of variation
margin to date                                                              130
                                                                     ----------
Variation margin receivable (payable) on open
futures contracts                                                                              38

Other Assets Less Liabilities                                                              (4,513)
                                                                                       ----------

NET ASSETS                                                                             $  671,329
                                                                                       ----------

    #  Seven-day yield
    +  Private placement
    *  Non-income producing
  (S) All or a portion of this security is on loan at May 31, 2001-See Note 2. ++ Securities contain some restriction as to public resale -- total of such securities at year-end amounts to 0% of net assets.
  ADR  American Depository Receipt
  ETC  Equipment Trust Certificate
  GDR  Global Depository Receipt
  MTN  Medium term note
 REIT  Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 2.5% of net assets.

  ATS  Austrian schilling
  AUD  Australian dollar
  CHF  Swiss franc
  DKK  Danish krone
  EUR  Euro
  GBP  British sterling
  HKD  Hong Kong dollar
  JPY  Japanese yen
  MXN  Mexican peso
  MYR  Malaysian ringgit
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
                                                                  May 31, 2001

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $628,345)                $   675,804
Securities lending collateral                                           60,583
Other assets                                                            17,858
                                                                   -----------
Total assets                                                           754,245
                                                                   -----------
Liabilities
Obligation to return securities lending collateral                      60,583
Other liabilities                                                       22,333
                                                                   -----------
Total liabilities                                                       82,916
                                                                   -----------

NET ASSETS                                                         $   671,329
                                                                   -----------
Net Assets Consist of:
Accumulated net investment income - net of                         $     3,514
distributions
Accumulated net realized gain/loss - net of                             (2,181)
distributions
Net unrealized gain (loss)                                              47,370
Paid-in-capital applicable to 42,684,567 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                     622,626
                                                                   -----------

NET ASSETS                                                         $   671,329
                                                                   -----------
NET ASSET VALUE PER SHARE                                          $     15.73
                                                                   -----------

The accompanying notes are an integral part of these financial statements.


36
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
-----------------------
In thousands

                                                                        Year
                                                                       Ended
                                                                     5/31/01
Investment Income (Loss)
Income
   Interest                                                      $    18,603
   Dividend                                                            6,695
   Securities lending                                                    195
   Other                                                                  44
                                                                 -----------
   Total income                                                       25,537
                                                                 -----------
Expenses
   Investment management                                               3,604
   Shareholder servicing                                               2,543
   Custody and accounting                                                219
   Prospectus and shareholder reports                                     64
   Registration                                                           34
   Legal and audit                                                        14
   Directors                                                               7
   Miscellaneous                                                           5
                                                                 -----------
   Total expenses                                                      6,490
   Expenses paid indirectly                                               (4)
                                                                 -----------
   Net expenses                                                        6,486
                                                                 -----------
Net investment income (loss)                                          19,051
                                                                 -----------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
   Securities                                                          5,633
   Futures                                                                 5
   Foreign currency transactions                                         (87)
                                                                 -----------
   Net realized gain (loss)                                            5,551
                                                                 -----------
Change in net unrealized gain or loss
   Securities                                                          3,933
   Futures                                                               (92)
   Other assets and liabilities
   denominated in foreign currencies                                      13
                                                                 -----------
   Change in net unrealized gain or loss                               3,854
                                                                 -----------
Net realized and unrealized gain (loss)                                9,405

INCREASE (DECREASE) IN NET                                       -----------
ASSETS FROM OPERATIONS                                           $    28,456
                                                                 -----------


The accompanying notes are an integral part of these financial statements.


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T. ROWE PRICE STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                          Year
                                                          Ended
                                                         5/31/01        5/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                       $    19,051    $    17,895
  Net realized gain (loss)                                 5,551         28,032
  Change in net unrealized gain or loss                    3,854        (15,755)
                                                     --------------------------
  Increase (decrease) in net assets from                  28,456         30,172
  operations
                                                     --------------------------
Distributions to shareholders
  Net investment income                                  (18,985)       (17,255)
  Net realized gain                                      (27,564)       (14,884)
                                                     --------------------------
  Decrease in net assets from distributions              (46,549)       (32,139)
                                                     --------------------------
Capital share transactions *
  Shares sold                                            202,502        254,049
  Distributions reinvested                                46,365         31,960
  Shares redeemed                                       (171,301)      (201,877)
                                                     --------------------------
  Increase (decrease) in net assets from capital
  share transactions                                      77,566         84,132
                                                     --------------------------
Net Assets
Increase (decrease) during period                         59,473         82,165
Beginning of period                                      611,856        529,691
                                                     --------------------------
End of period                                        $   671,329    $   611,856
                                                     --------------------------
*Share information
  Shares sold                                             12,673         15,627
  Distributions reinvested                                 2,933          2,007
  Shares redeemed                                        (10,679)       (12,571)
                                                     --------------------------
  Increase (decrease) in shares outstanding                4,927          5,063


The accompanying notes are an integral part of these financial statements.


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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income, by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.


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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
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Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of MBS to be accounted for as interest income. Upon adoption, the fund will adjust the cost of its MBS, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities and in Change in net unrealized gain or loss in the accompanying financial statements.


40
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts During the year ended May 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2001, the value of loaned securities was $57,157,000; aggregate collateral consisted of $58,632,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $341,294,000 and $240,341,000, respectively, for the year ended May 31, 2001. Purchases and sales of U.S. government securities aggregated $83,174,000 and $134,532,000, respectively, for the year ended May 31, 2001.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 2001. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income


41
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

Undistributed net realized gain                                     $  (254,000)
Paid-in-capital                                                         254,000

At May 31, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $628,345,000. Net unrealized gain aggregated $47,459,000 at period-end, of which $83,109,000 related to appreciated investments and $35,650,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $324,000 was payable at May 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,375,000 for the year ended May 31, 2001, of which $193,000 was payable at period-end.


42
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2001, totaled $1,506,000 and are reflected as interest income in the accompanying Statement of Operations.

43
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Balanced Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Baltimore, Maryland
June 19, 2001

44
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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------


----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/01
----------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 .    $ 776,000 from short-term capital gains,

 .    $ 27,041,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $3,435,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index Value

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money

INTERNATIONAL/GLOBAL
FUNDS

Stock
Emerging Europe &
Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITIES

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio

Money Funds (cont.)
Summit Municipal
Money Market
Tax-Exempt Money

*    Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity (Form V6021) and the T. Rowe Price No-Load Immediate Variable Annuity (Form V6027) are issued by Security Benefit Life Insurance Company. In New York, the T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY [FSB201 (11-96)]. These Variable Annuity contracts have limitations. The T. Rowe Price No-Load Immediate Variable Annuity may not be available in all states.

The T. Rowe Price No-Load Variable Annuity and the T. Rowe Price No-Load Immediate Variable Annuity are distributed by T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Insurance Agency of Texas, Inc. The underlying portfolios are managed by T. Rowe Price (T. Rowe Price International for the International Stock Portfolio). The Security Benefit Group of companies and the T. Rowe Price companies are not affiliated.

For fund and account information or to conduct transactions, 24 hours, 7 days a week By touch-tone telephone Tele*Access 1-800-638-2587 By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center 1-800-225-5132

To open a brokerage account or obtain information, call: 1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address: www.troweprice.com

Plan Account Lines for retirement plan participants: The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard, Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C. Area
Downtown
900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150
Opening July 2001

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.            C11-055 5/31/01